Schedule of expected credit loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable	R$ 7,298,594	R$ 4,928,215
Allowance for doubtful accounts	(131,634)	R$ (173,007)	R$ (229,323)	R$ (233,625)
Allowance account for credit losses of financial assets1	131,634
Stage1 member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable	7,170,955
Allowance for doubtful accounts	R$ 5,692
Stage1 member | Operation risk one member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Description of estimated loss percentage	Minimum risk
Trade accounts receivable	R$ 4,167,950
Stage1 member | Operation risk two member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Description of estimated loss percentage	Minimum risk
Trade accounts receivable	R$ 2,395,347
Stage1 member | Operation risk three member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable	R$ 515,136
Estimated loss percentage	0.83%
Allowance for doubtful accounts	R$ 4,276
Stage1 member | Operation risk four member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable	R$ 92,522
Estimated loss percentage	1.53%
Allowance for doubtful accounts	R$ 1,416
Stage two member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable	2,406
Allowance for doubtful accounts	709
Stage two member | First renegotiation lower than twenty four months member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable	R$ 234
Estimated loss percentage	25.00%
Allowance for doubtful accounts	R$ 58
Stage two member | Between90 and180 days member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable	R$ 2,172
Estimated loss percentage	30.00%
Allowance for doubtful accounts	R$ 651
Stage three member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable	125,233
Allowance for doubtful accounts	125,233
Stage three member | Above180 days member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable	R$ 8,774
Estimated loss percentage	100.00%
Allowance for doubtful accounts	R$ 8,774
Stage three member | Operation risk5 member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable	R$ 18,738
Estimated loss percentage	100.00%
Allowance for doubtful accounts	R$ 18,738
Stage three member | Legal member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable	R$ 97,721
Estimated loss percentage	100.00%
Allowance for doubtful accounts	R$ 97,721